Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0000091882
Registrant Name	DOMINION ENERGY SOUTH CAROLINA, INC.
Registration File Number	333-277322-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES